Drilling rigs, machinery and equipment, net	6 Months Ended
Jun. 30, 2013
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$4,968,397	$(568,935)	$4,399,462
Additions	84,713	-	84,713
Depreciation	-	(107,728)	(107,728)
Balance June 30, 2013	$5,053,110	$(676,663)	$4,376,447

As of June 30, 2013, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and bank loans discussed in Note 8.